NOTES PAYABLE (Details Narrative 1) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 15, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Mar. 01, 2017	Feb. 19, 2017	Feb. 13, 2017	Dec. 27, 2016	Dec. 12, 2016	Nov. 25, 2016	Oct. 31, 2016	Oct. 20, 2016	Oct. 14, 2016	Sep. 29, 2016	Mar. 06, 2016	Dec. 31, 2015	Sep. 21, 2015
Face amount		$ 535,000
Notes payable		562,750		$ 526,750												$ 103,320
Interest expense debt		21,822	$ 2,992
Accrued interest		6,283
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Notes payable		163,312		151,353												103,320
Strategic IR, Inc [Member]
Accrued interest		5,253		1,575
Strategic IR, Inc [Member] | 10% Unsecured Promissory Notes Due On January 1, 2017 and April 26, 2017 [Member]
Face amount								$ 145,000
Strategic IR, Inc [Member] | 10% Notes Payable Due On January 1, 2017 To May 30, 2017 [Member]
Face amount														$ 50,000	$ 110,000
Notes payable		165,253		146,575
Gibbs International Holdings [Member] | 15% Notes Payable Due On June 13, 2017 [Member]
Face amount												$ 50,000
Gibbs International Holdings [Member] | 15% Notes Payable Due On June 13, 2017 [Member]
Face amount						$ 50,000
Notes payable		52,493		50,986
Accrued interest		2,493		986
Cobbolo Limited [Member] | 10% Notes Payable Due On May 30, 2017 [Member]
Face amount										$ 100,000
Notes payable		103,932		101,466
Accrued interest		3,932		1,466
Joseph W and Patricia G Abrams [Member] | 10% Notes Payable Due On February 13, 2017 [Member]
Face amount													$ 25,000
Joseph W and Patricia G Abrams [Member] | 15% Notes Payable Due On June 13, 2017 [Member]
Face amount							$ 25,000
Notes payable		25,486		25,534
Accrued interest		486		534
Delinvest Commercial LTD [Member] | 10% Notes Payable Due On March 1, 2017 [Member]
Face amount											$ 50,000
Delinvest Commercial LTD [Member] | 15% Notes Payable Due On June 29, 2017 [Member]
Face amount					$ 50,000
Notes payable		52,274		50,836
Accrued interest		2,274		836
Gaston Pereira ("CEO") [Member] | 10% Revolving Line of Credit Agreement [Member] | Revolving Line of Credit Note [Member]
Face amount	$ 100,000
Notes payable									$ 0
Notes payable term	6 months
Qpagos Corporation [Member] | YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Notes payable																	$ 100,000
Default interest rate (per day)																	0.10%
Default amount		9,000		36,000
Accrued interest		$ 63,312		$ 51,353
Qpagos Corporation [Member] | Gibbs International Holdings [Member] | 15% Notes Payable Due On June 13, 2017 [Member]
Notes payable
Qpagos Corporation [Member] | Joseph W and Patricia G Abrams [Member] | 10% Notes Payable Due On February 13, 2017 [Member]
Notes payable
Qpagos Corporation [Member] | Delinvest Commercial LTD [Member] | 10% Notes Payable Due On March 1, 2017 [Member]
Notes payable